UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-02739
                                   811-10179

Name of Fund:  BlackRock Basic Value Fund, Inc.
               Master Basic Value LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
       Officer, BlackRock Basic Value Fund, Inc. and Master Basic Value LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 06/30/2008

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 -   Schedule of Investments


BlackRock Basic Value Fund, Inc.

Schedule of Investments as of September 30, 2007 (Unaudited)

Beneficial Interest          Mutual Funds                                                                              Value
 $1,038,453,351              Master Basic Value LLC                                                              $  8,228,269,187

Total Investments (Cost - $5,432,102,183) - 100.0%                                                                  8,228,269,187
Liabilities in Excess of Other Assets - (0.0%)                                                                        (3,417,110)
                                                                                                                 ----------------
Net Assets - 100.0%                                                                                              $  8,224,852,077
                                                                                                                 ================



Master Basic Value LLC

Schedule of Investments as of September 30, 2007 (Unaudited)

                                                      Shares                                                           Percent of
                  Industry                              Held  Common Stocks                                   Value    Net Assets
Above-Average     Diversified Telecommunication    3,813,397  AT&T Inc.                                  $   161,344,827     2.0%
Yield             Services
                  Communications Equipment         8,662,500  Alcatel SA (b)(e)                               88,184,250     1.1
                  Metals & Mining                  3,546,400  Alcoa, Inc.                                    138,735,168     1.7
                  Capital Markets                  4,385,394  The Bank of New York Mellon Corp. (e)          193,571,291     2.4
                  Pharmaceuticals                  4,874,500  Bristol-Myers Squibb Co.                       140,483,090     1.7
                  Oil, Gas & Consumable Fuels      1,622,600  Chevron Corp.                                  151,842,908     1.8
                  Multi-Utilities                    775,900  Dominion Resources, Inc.                        65,408,370     0.8
                  Chemicals                        2,430,100  E.I. du Pont de Nemours & Co. (e)              120,435,756     1.5
                  Oil, Gas & Consumable Fuels      4,604,500  Exxon Mobil Corp.                              426,192,520     5.2
                  Industrial Conglomerates         4,596,800  General Electric Co. (e)                       190,307,520     2.3
                  Food Products                    2,606,200  General Mills, Inc.                            151,185,662     1.8
                  Pharmaceuticals                  1,629,400  GlaxoSmithKline Plc (b)(e)                      86,684,080     1.1
                  Aerospace & Defense              1,563,200  Honeywell International, Inc.                   92,963,504     1.1
                  Diversified Financial            6,271,892  JPMorgan Chase & Co.                           287,378,091     3.5
                  Services
                  Pharmaceuticals                  1,960,200  Johnson & Johnson                              128,785,140     1.6
                  Pharmaceuticals                  6,741,700  Pfizer, Inc.                                   164,699,731     2.0
                  Electric Utilities               2,151,200  The Southern Co. (e)                            78,045,536     0.9
                  Semiconductors &                 6,868,457  Taiwan Semiconductor Manufacturing
                  Semiconductor Equipment                     Co., Ltd. (b)(e)                                69,508,785     0.8
                  Diversified                      3,985,800  Verizon Communications, Inc.                   176,491,224     2.1
                  Telecommunication Services
                  Pharmaceuticals                  1,555,800  Wyeth                                           69,310,890     0.8
                                                                                                         ---------------   ------
                                                                                                           2,981,558,343    36.2

Below-Average     Insurance                        4,636,000  American International Group, Inc.             313,625,400     3.8
Price/Earnings    Diversified Financial Services   3,156,000  Bank of America Corp.                          158,652,120     1.9
Ratio             Diversified Financial Services   5,684,200  Citigroup, Inc.                                265,281,614     3.2
                  Oil, Gas & Consumable Fuels        534,600  Consol Energy, Inc.                             24,912,360     0.3
                  Airlines                         1,308,700  Delta Air Lines, Inc. (a)                       23,491,165     0.3
                  Thrifts & Mortgage Finance       1,114,000  Fannie Mae                                      67,742,340     0.8
                  Computers & Peripherals          2,084,600  Hewlett-Packard Co.                            103,792,234     1.3
                  Household Durables               1,995,000  Koninklijke Philips Electronics NV              89,655,300     1.1
                  Food Products                    4,329,300  Kraft Foods, Inc.                              149,404,143     1.8
                  Capital Markets                  2,805,800  Morgan Stanley (e)                             176,765,400     2.2
                  Aerospace & Defense              1,331,700  Northrop Grumman Corp.                         103,872,600     1.3
                  Insurance                        3,039,676  The Travelers Cos., Inc.                       153,017,290     1.9
                  Food Products                    5,431,600  Unilever NV (b)                                167,564,860     2.0
                  IT Services                     12,927,275  Unisys Corp. (a)                                85,578,561     1.0
                  Food & Staples Retailing           775,900  Wal-Mart Stores, Inc.                           33,868,035     0.4
                  Insurance                          743,600  XL Capital Ltd. Class A (e)                     58,893,120     0.7
                  Office Electronics               8,789,950  Xerox Corp. (a)(e)                             152,417,733     1.9
                                                                                                         ---------------   ------
                                                                                                           2,128,534,275    25.9

Low Price-to-Book Oil, Gas & Consumable Fuels      1,967,800  Anadarko Petroleum Corp. (e)                   105,769,250     1.3
Value             Media                            3,495,950  Comcast Corp. Special Class A (a)               83,762,962     1.0
                  Machinery                          641,000  Deere & Co. (e)                                 95,137,220     1.2
                  Semiconductors &                 5,413,310  Fairchild Semiconductor International,         101,120,631     1.2
                  Semiconductor Equipment                     Inc. (a)
                  Energy Equipment & Services      1,092,521  GlobalSantaFe Corp.                             83,053,446     1.0
                  Energy Equipment & Services      2,968,100  Halliburton Co.                                113,975,040     1.4
                  Insurance                          837,300  Hartford Financial Services Group, Inc.         77,492,115     1.0
                  Household Products               2,174,400  Kimberly-Clark Corp. (e)                       152,773,344     1.9
                  Semiconductors &                23,076,215  LSI Logic Corp. (a)(e)                         171,225,515     2.1
                  Semiconductor Equipment
                  Semiconductors &                 9,050,600  Micron Technology, Inc. (a)(e)                 100,461,660     1.2
                  Semiconductor Equipment
                  Aerospace & Defense              2,600,794  Raytheon Co. (e)                               165,982,673     2.0
                  Computers & Peripherals         10,726,200  Sun Microsystems, Inc. (a)(e)                   60,173,982     0.7
                  Media                           10,586,100  Time Warner, Inc. (e)                          194,360,796     2.4
                  Industrial Conglomerates         3,025,225  Tyco International Ltd.                        134,138,477     1.6
                  Media                            2,406,100  Walt Disney Co. (e)                             82,745,779     1.0
                  Commercial Banks                 4,250,400  Wells Fargo & Co.                              151,399,248     1.8
                                                                                                         ---------------   ------
                                                                                                           1,873,572,138    22.8

Price-to-Cash     Automobiles                      2,531,400  Honda Motor Co., Ltd. (b)                       84,447,504     1.0
Flow              Oil, Gas & Consumable Fuels      1,701,922  Peabody Energy Corp. (e)                        81,471,006     1.0
                  Diversified Telecommunication   13,406,400  Qwest Communications International             122,802,624     1.5
                  Services                                    Inc. (a)(e)
                                                                                                         ---------------   ------
                                                                                                             288,721,134     3.5

Special           Semiconductors &                 2,462,200  Applied Materials, Inc. (e)                     50,967,540     0.6
Situations        Semiconductor Equipment
                  Energy Equipment & Services      3,366,000  BJ Services Co. (e)                             89,367,300     1.1
                  Health Care Equipment &          1,843,100  Baxter International, Inc.                     103,729,668     1.3
                  Supplies
                  Health Care Equipment &          1,890,125  Covidien Ltd.                                   78,440,188     0.9
                  Supplies
                  Semiconductors &                 4,693,200  Intel Corp.                                    121,366,152     1.5
                  Semiconductor Equipment
                  Computers & Peripherals          1,888,200  International Business Machines Corp.          222,429,960     2.7
                  Pharmaceuticals                  4,709,200  Schering-Plough Corp. (e)                      148,951,996     1.8
                                                                                                         ---------------   ------
                                                                                                             815,252,804     9.9

                                                              Total Common Stocks                          8,087,638,694    98.3
                                                              (Cost - $5,286,326,964)

                                                  Beneficial
                                                    Interest  Short-Term Securities
                                              $  147,765,052  BlackRock Liquidity Series, LLC
                                                              Cash Sweep Series, 5.22% (c)(f)                147,765,052     1.8
                                               1,058,642,104  BlackRock Liquidity Series, LLC
                                                              Money Market Series, 5.26% (c)(d)(f)         1,058,642,104    12.8

                                                              Total Short-Term Securities
                                                              (Cost - $1,206,407,156) - 14.6%              1,206,407,156    14.6

                                                              Total Investments Before Options Written
                                                              (Cost - $6,492,734,120)                      9,294,045,850   112.9


                                                   Number of
                                                   Contracts  Options Written
                  Call Options Written                 4,000  Chevron Corp., expiring January 2008
                                                              at USD 90                                      (3,060,000)    (0.0)

                                                              Total Options Written
                                                              (Premiums Received - $1,191,266)               (3,060,000)    (0.0)

                                                              Total Investments, Net of Options Written
                                                              (Cost - $6,491,542,854*)                     9,290,985,850   112.9
                                                              Liabilities in Excess of Other Assets      (1,062,459,962)   (12.9)
                                                                                                         ---------------   ------
                                                              Net Assets                                 $ 8,228,525,888   100.0%
                                                                                                         ===============   ======


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $   6,510,087,130
                                                  =================
    Gross unrealized appreciation                 $   2,844,487,313
    Gross unrealized depreciation                      (63,588,593)
                                                  -----------------
    Net unrealized appreciation                   $   2,780,898,720
                                                  =================

(a) Non-income producing security.

(b) Depositary receipts.

(c) Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                              Net              Interest
    Affiliate                               Activity            Income

    BlackRock Liquidity Series, LLC
       Cash Sweep Series                $  (21,116,162)        $  1,153,900
    BlackRock Liquidity Series, LLC
       Money Market Series              $ (107,339,319)        $    336,199


(d) Security was purchased with the cash proceeds from securities loans.

(e) Security, or a portion of security, is on loan.

(f) Represents the current yield as of September 30, 2007.

  o For Master LLC compliance purposes, the Master LLC's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.



Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Basic Value Fund, Inc. and Master Basic Value LLC


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Basic Value Fund, Inc. and Master Basic Value LLC


Date: November 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Basic Value Fund, Inc. and Master Basic Value LLC


Date: November 20, 2007


By:    /s/ Neal J. Andrews
       -------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       BlackRock Basic Value Fund, Inc. and Master Basic Value LLC


Date: November 20, 2007